SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, $ in Thousands																			1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 11, 2024 USD ($) $ / shares	Aug. 30, 2024 USD ($)	Aug. 29, 2024 shares	Jul. 19, 2024	Jul. 15, 2024 $ / shares shares	Jun. 27, 2024 USD ($) $ / shares shares	Jun. 21, 2024 $ / shares shares	Apr. 11, 2024 $ / shares shares	Feb. 29, 2024 shares	Feb. 28, 2024 $ / shares shares	Feb. 24, 2024 USD ($)	Feb. 20, 2024 USD ($) $ / shares shares	Dec. 08, 2023 USD ($) $ / shares shares	Sep. 06, 2023 USD ($) $ / shares shares	Jun. 22, 2023 $ / shares shares	Mar. 07, 2023 USD ($) shares $ / shares	Jan. 31, 2023 shares	Jan. 25, 2023	Apr. 30, 2024 shares	Feb. 29, 2024 USD ($) $ / shares	Jan. 31, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Mar. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Sep. 16, 2024 shares	Aug. 28, 2024 shares	Jul. 10, 2024 USD ($) shares	Jun. 30, 2024 € / shares	May 31, 2024 shares	Apr. 24, 2024 shares	Apr. 19, 2024 $ / shares shares	Mar. 04, 2024 shares	Feb. 01, 2024 shares	Jan. 12, 2024 shares	Jan. 04, 2024 shares	Jan. 01, 2024 shares	Dec. 31, 2023 € / shares	Dec. 21, 2023 shares	Sep. 19, 2023 USD ($) shares	Apr. 25, 2023 shares	Mar. 07, 2023 AUD ($) shares	Jun. 27, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Par value per share, post reserve split | $ / shares																								$ 0.165		$ 0.0022
Convertible notes | $																																													$ 828,240
Number of shares issued																1,000,000	864,000							36,341		1,237,751																			1,000,000
Stock expense | $																$ 186,000									$ 11,460,000	$ 11,460,000
Number of shares issued																848,784
Number of shares cancelled																193,500,379
Conversion of stock, description																shareholders received as consideration 1 ordinary share of the Company per 10.3624 Security Matters PTY Ltd.’s ordinary shares
Proceeds from ordinary shares | $																										$ 1,979,000
Commitment fees																										4,196
Ordinary shares | € / shares																																€ 1									€ 1
Warrant term description													(i) $0.0022 per share in an amount not to exceed 75% of the New Warrant Shares, or (ii) $1.15 per share, in the discretion of the warrant holders. The Company received aggregate gross proceeds, before payment of transaction fees and expenses, of $697 from the exercise of the Warrant Bs by the holders, and the carrying amount of those warrants, was classified to ordinary shares and premium together with the proceeds the Company received from the exercise price
Gross proceeds of warrants | $																											$ 182,000	$ 5,892,000
Incremental fair value | $													$ 209
Warrant exercise description																										Warrant A was valued at $0.067 which is half of the share market price at the end of the period, assuming cashless exercise. Warrants A were considered to be a derivative financial liability. The terms of the warrant Bs specify that each warrant has a cash exercise price of $0.24. The warrant Bs were valued at $0.0602 by using the Black-Scholes option-pricing
Expected volatility																	81.92%
Risk-free interest rate																	3.42%
Net proceeds from offering | $																										$ 2,580,000
Capital raise fee | $																										$ 660,000
Share based expenses | $																								$ 1,056,000	$ 1,805,000
Exercise price																										5 years
Expected dividend as percentage, share options granted																	0.00%
Stockholders equity, post reserve split																								75:1 reverse stock split
Number of warrants																					6,061
Exercise price of share | $ / shares						$ 0.165															$ 0.165
Aggregate ordinary shares																					6,061,000
Number of warrants						900
Restricted stock unit shares									20,000
Restricted stock unit vested shares									12,148
Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																								19,102
Number of value converted | $																								$ 2,300,000
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					75																								22,611		51,810
Conversion of stock, description		In the event of an Event of Default, (i) the Note shall become immediately due and payable, (ii) the principal and interest balance of the Note shall be increased by 150% and (ii) the Note may be converted into ordinary shares of the Company (“Ordinary Shares”) at the sole discretion of the Investor. The conversion price shall equal the lowest closing bid price of the Ordinary Shares during the prior ten trading day period multiplied by 75% (representing a 25% discount). Any such conversion is subject to customary conversion limitations set forth in the note so the Investor beneficially owns less than 4.99% of the Company’s Ordinary Shares.
Warrants exercise price per share | $ / shares	$ 1.00
Proceeds from ordinary shares | $	$ 1,072,000
Gross proceeds of warrants | $		$ 194,500																		$ 350,000
Stockholders equity, post reserve split					post-reverse stock split of 75:1
Number of warrants																					909,090,000
Exercise price of share | $ / shares																				$ 0.5
Aggregate ordinary shares																					454,544,000
Exercise price of share | $ / shares												$ 0.2378
Restricted stock unit shares									1,500,000
Restricted stock unit vested shares									166,667
Debt | $																															$ 1,300,000
Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate																										0.00%
Description of expected term warrants																										5 years	5 years
Expected dividend as percentage, share options granted																											0.00%
Bottom of range [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | $ / shares					$ 0.0022
Bottom of range [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Expected volatility																										73.01%	62.06%
Risk-free interest rate																										3.42%	4.68%
Top of range [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | $ / shares					$ 0.165
Top of range [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Expected volatility																										78.35%	85.03%
Risk-free interest rate																										3.58%	3.09%
Employees [member]
IfrsStatementLineItems [Line Items]
Share based expenses | $																										$ 184,000
Option life, share options granted																										38,656
Stock option vesting period																										4 years
Weighted average fair value at measurement date, share options granted | $																										$ 219,000
Employees [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares																										$ 22.71
Employees [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares																										$ 88
Investors [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																		36,341
Exercise price of share | $ / shares										$ 3.75
Number of warrants										1,333,000
Commitment fee percentage																																		1.50%
Former Debt Holders [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			9,200
Employees Directors And Service Providers [Member]
IfrsStatementLineItems [Line Items]
Share based expenses | $																								$ 1,000
Bridge loans [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																872,418																													872,418
Debt principal amount | $																$ 1,350,000
Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Warrant term description															(i) the thirty day anniversary of the date of the Underwriting Agreement and (ii) the date on which the aggregate composite trading volume of the Company’s ordinary shares as reported by Bloomberg LP beginning on the date of the Underwriting Agreement exceeds 681,818 ordinary shares, a holder of Warrant A warrants may also provide notice and elect a “cashless exercise” pursuant to which the holder would receive an aggregate number of ordinary shares equal to the product of (x) the aggregate number of ordinary shares that would be issuable upon a cash exercise and (y) $0.50. As of the date of the authorization of these financial statements, an aggregate of 690,096 Warrant A warrants were cashless exercised into an aggregate of 345,349 ordinary shares.
Loan agreement [member]
IfrsStatementLineItems [Line Items]
Debt conversion amount | $																																											$ 657,000
Loan agreements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																											487,281
Service Provider Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																										457,682													1,333
Payment for service | $																										$ 260
Letter Agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							3,333																35,659
Proceeds from ordinary shares | $																							$ 527,000
Exercise price of share | $ / shares							$ 0.165
Aggregate ordinary shares									35,659
Number of warrants							3,333
Letter Agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares																				$ 0.0022
Underwriter Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																					6,667
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																										2,619,377
Conversion of stock, description														Any such conversion is subject to customary conversion limitations set forth in the Purchase Agreement so the investor beneficially owns less than 4.99% of the Company’s ordinary shares. Additionally, the Company has the right to convert in whole or in part the note into ordinary shares; provided that in no case shall the Company so convert the note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of ordinary shares in excess of 4.99%
Gross proceeds of warrants | $											$ 350,000			$ 2,358,000
Exercise price of share | $ / shares								$ 11.775						$ 122.835
Number of warrants								157,673
Warrant | $														$ 6,000
Debt | $														$ 4,290,000
Securities purchase agreement [member] | Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Conversion of stock, description														Any such conversion is subject to customary conversion limitations set forth in the Purchase Agreement, so the investor beneficially owns less than 4.99% of the Company’s ordinary shares. Additionally, the Company has the right to convert in whole or in part the note into ordinary shares; provided that in no case shall the Company so convert the note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of ordinary shares in excess of 4.99%
Debt | $														$ 4,290,000
Securities purchase agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Conversion of stock, description				The Investor may convert the Note into the Company’s Ordinary Shares at a conversion price based on the lower of $6.10 or 80% of the 20-day volume-weighted average price, subject to a 4.99% beneficial ownership limitation. In case of default, the outstanding principal plus accrued interest increases to 120%, and a 24.5% per annum default interest rate applies. The accompanying Warrant, exercisable for 208,524 shares at $6.23 per share, is valid for five and a half years and includes anti-dilution protections and a 4.99% ownership cap. The Company used the net proceeds for working capital and general corporate purposes and is subject to certain restrictions and covenants under the Purchase Agreement. The Company also agreed to register the resale of shares underlying the Note and Warrant under a Registration Rights Agreement.
Securities purchase agreement [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares														$ 0.165
Securities purchase agreement [member] | Investors [Member]
IfrsStatementLineItems [Line Items]
Number of warrants							25,383
Exercise price of share | $ / shares							$ 11.775
Private warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																2,200,000																													2,200,000
Public warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																6,250,000																													6,250,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants exercise price per share | $ / shares																$ 0.0204
Expected volatility																										70.39%
Risk-free interest rate																										4.13%
Restricted share units [member] | Employees directors and service [member]
IfrsStatementLineItems [Line Items]
Warrants exercised																								13,000	1,000	57,000
Number of shares granted																								20,000	3,000	197,000
Share based expenses | $																										$ 2,820,000
Restricted share units [member] | Employees directors and service [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Fair value grant | $ / shares																										$ 1
Restricted share units [member] | Employees directors and service [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Fair value grant | $ / shares																										1.09
Restricted share units [member] | Employees Directors And Service Providers [Member]
IfrsStatementLineItems [Line Items]
Number of shares granted																								20,000
Fair value grant | $ / shares																								$ 0.4
Share based expenses | $																								$ 1,088,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						11,699						161,662				160,227								42,573																					160,227
Ordinary shares | $ / shares												$ 18												$ 0.165		$ 0.0022
Gross proceeds of warrants | $												$ 2,910,000
Number of shares authorized																								484,848,485		484,848,485
Debt | $						$ 119,000																		$ 569,000
Ordinary shares [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares																																						3,789,264
Ordinary shares [member] | Board of director [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares																																				1,333
Ordinary shares [member] | Board of director [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares																																				100,000
Ordinary shares [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															345,349
Ordinary shares [member] | Underwriting agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												12,124,666										46,169
Ordinary shares | $ / shares												$ 0.24										$ 18
Ordinary shares [member] | Underwriting agreement [member] | EF hutton llc [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															606,061
Ordinary shares | $ / shares															$ 0.24
Ordinary shares [member] | Letter Agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																			3,333
Warrants exercise price per share | $ / shares																																			$ 0.165
Ordinary shares [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														3,929,051
Ordinary shares [member] | Securities purchase agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares								$ 0.157
Convertible notes convered into ordinary shares								11,825,508
Ordinary Shares Two [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																303,053																													303,053
Proceeds from ordinary shares | $																$ 3,110,000
Warrant A [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares																										3,789,264
Warrant A [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Warrant cashless exercised															690,096
Warrant B [member]
IfrsStatementLineItems [Line Items]
Warrant cash exercise price | $ / shares																										$ 0.24
Warrant exercise price | $ / shares																										$ 0.0602
Convertible notes convered into ordinary shares																										2,619,367
Warrant B [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares																																						2,619,367
Underwriter warrant [member]
IfrsStatementLineItems [Line Items]
Warrants price per share | $ / shares																										$ 0.0575
Warrant exercise price | $ / shares																										$ 0.264
Expected volatility																										70.39%
Risk-free interest rate																										4.13%
Warrants issued																										666,667
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																24,568,773																													24,568,773
Warrants exercised																32,211,716
Warrants exercise price | $ / shares																$ 11.5
Warrants [member] | Letter Agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							3,333
Warrants exercise price per share | $ / shares							$ 0.165
Warrants [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								157,673
Ordinary shares | $ / shares								$ 11.775
Gross proceeds of warrants | $														$ 2,574,000
Expected volatility								73.43%																72.76%
Risk-free interest rate								4.61%																4.33%
Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Warrants exercised																200,000
Warrants exercise price | $ / shares																$ 11.5
Warrants price per share | $ / shares																$ 5
Warrants term																5 years
Expected volatility																		63.16%								73.74%
Risk-free interest rate																		4.46%								3.91%
Warrant A [member] | Investors [Member]
IfrsStatementLineItems [Line Items]
Number of warrants																								52,387,000
Warrant A [member] | Underwriting agreement [member] | EF hutton llc [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															606,061
Warrants exercise price per share | $ / shares															$ 0.24
Warrant A [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														3,929,051
Warrants exercise price per share | $ / shares														$ 0.0022
Exercise price of share | $ / shares														$ 0.165
Warrant A [member] | Ordinary shares [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															606,061
Warrant A [member] | Ordinary shares [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														2,619,367
Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued													606,060
Warrants exercise price per share | $ / shares													$ 1.15																																	$ 5.28
Warrants to purchase ordinary shares													909,090
Gross proceeds of warrants | $													$ 697
Purchase ordinary amount | $													$ 865
Warrant B [member] | Underwriting agreement [member] | EF hutton llc [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															606,061
Warrants exercise price per share | $ / shares															$ 0.24
Warrant B [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														2,619,367
Warrants exercise price per share | $ / shares														$ 1.6378
Exercise price of share | $ / shares														$ 122.835
Public offering [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Description of share-based payment arrangement															(a) up to 90,909 additional ordinary shares (15% of the Firm Shares) at a subscription price per share of $0.24 (100% of the public offering price allocated to each Firm Share) (the “Option Shares” and together with the Firm Shares, the “Shares”) or Pre-Funded Warrants to subscribe for up to 90,909 ordinary shares at a price per share of $0.2399 (100% of the public offering price allocated to each Firm Share less $0.0001) and the remaining non pre-funded exercise price of each pre-funded warrant will be $0.0 001 per share, and/or (b) 90,909 warrants in the form of Warrant A to subscribe for an aggregate of 90,909 ordinary shares (15% of the Firm Warrants) at an exercise price of $0.24 per warrant (100% of the public offering price allocated to each set of warrants in the form of Warrant A), and/or (c) 90,909 warrants in the form of Warrant B to purchase an aggregate of 90,909 ordinary shares (15% of the Firm Warrants) at a purchase price of $0.24 per warrant (100% of the public offering price allocated to each set of warrants in the form of Warrant B) (the “Option Warrants” and together with the Firm Warrants and Pre-Funded Warrants, if any, the “Warrants”), which may be subscribed for in any combination of Option Shares and/or the Option Warrants
Public offering [member] | Ordinary shares [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															90,909
Ordinary shares | $ / shares															$ 0.24
Public offering [member] | Prefunded warrant [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															90,909
Warrants exercise price per share | $ / shares															$ 0.0
Warrants price per share | $ / shares															$ 0.2399
Public offering [member] | Warrant A [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															90,909
Warrants exercise price per share | $ / shares															$ 0.24
Public offering [member] | Warrant B [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															90,909
Warrants price per share | $ / shares															$ 0.24
Incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Shares issued percent																																												15.00%
Number of shares authorized																																												5,082,417
Incentive equity plan [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized			29,871																											1,524,752
Incentive equity plan [member] | Restricted share units [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Warrants exercised			411,263
Prefunded warrant [member] | Underwriting agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																						115,493
Exercise price of share | $ / shares																						$ 17.835
Ordinary shares [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of warrants								34,925
Warrant reserve [member] | Ordinary shares [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares																																						2,619,377
Warrant reserve [member] | Ordinary shares [member] | Former Debt Holders [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			11,881														3,086
Number of warrants																			84,032
2022 Incentive equity plan [Member]
IfrsStatementLineItems [Line Items]
Shares issued percent																										5.00%																		15.00%
Number of shares authorized																																								9,871				3,080
2022 Incentive equity plan [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																										20,000
2022 Incentive equity plan [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																										29,871